Equity Method Investment (Details) - Schedule of Company’s Share of Equity Method Investments - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023
Schedule Of Company SShare Of Equity Method Investments Abstract
Equity investment carrying amount at May 31, 2022	$ 3,381,683
Payment made for equity method investment			5,368,959
Net income share of the Company	$ (2,230,651)	$ 3,321,341	136,656
Dividends received			(2,123,932)
Equity investment carrying amount at May 31, 2023			$ 3,381,683